Taxation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Value added tax rate			6.00%	6.00%	6.00%
Income tax rate percentage			25.00%	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions			0.70%	1.60%	3.30%
Unrecognized tax benefits			¥ 0	¥ 0
High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate			15.00%	15.00%
Preferential tax rate, remainder of fiscal year	15.00%
Preferential tax rate, in two years	15.00%
Preferential tax rate, in three years	15.00%
Preferential tax rate, in four years	15.00%
Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				10.00%
Reduction in tax rate for stated period following the exemption period				15.00%
Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate			15.00%
Huya Technology Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate			12.50%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage			16.50%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
Percentage of research and development expenses entitled to claim by enterprise		50.00%	75.00%
PRC withholding tax rate			10.00%
Undistributed earnings of subsidiaries			¥ 3,214,868	¥ 2,609,612
Net tax operating losses from PRC subsidiaries			¥ 216,634
CHINA | Minimum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year			Dec. 31, 2022
CHINA | Maximum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year			Dec. 31, 2026
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax			2 years
Reduction in tax rate for stated period following the exemption period			50.00%
CHINA | High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax			3 years
Preferential tax rate	15.00%
CHINA | Variable Interest Entity (VIE) [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
CHINA | Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate				15.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions			17.00%	17.00%	17.00%
Accumulated operating loss carryforwards not subject to expiration			¥ 804,853
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Minimum ownership percentage to be held by foreign investors, description			if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE
PRC withholding tax rate			5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions			0.00%	0.00%	0.00%